UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	UAS Asset Management
Address:	441 Lexington Avenue #1220
	New York, NY 10017

Form 13F File Number: 28-

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Ali Granmayeh
Title:	Managing Director
Phone:	212-983-5822
Signature,	Place, 	and Date of Signing:
ALI GRANMAYEH	New York, NY	May 15, 2012

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	22

Form 13F Information Table Value Total:	$112,409


List of Other Included Mangers:	N/A

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FORM 13F INFORMATION TABLE
3/31/2012			Value	SHARES /	SH /	PUT /	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	Cusip	"(X $1,000)"	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE

ABBOTT LABS COM	COM	002824100	" 6,336 "	" 103,385 "	SH		SOLE			" 103,385 "
AMERICAN EXPRESS COMPANY	COM	025816109	" 3,776 "	" 65,268 "	SH		SOLE			" 65,268 "
AMERICAN INTL GROUP INC COM NEW	COM	026874784	" 8,725 "	" 283,015 "	SH		SOLE			" 283,015 "
BANK AMER CORP COM	COM	060505104	" 4,699 "	" 491,000 "	SH		SOLE			" 491,000 "
BANK OF NEW YORK MELLON CORP COM	COM	064058100	" 3,796 "	" 157,325 "	SH		SOLE			" 157,325 "
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670108	 366 	 3 	SH		SOLE			 3
BERKSHIRE HATHAWAY INC DEL CL B NEW	COM	084670702	" 9,512 "	" 117,221 "	SH		SOLE			" 117,221 "
BRISTOL MYERS SQUIBB CO COM	COM	110122108	" 7,576 "	" 224,466 "	SH		SOLE			" 224,466 "
COCA COLA COMPANY	COM	191216100	" 7,930 "	" 107,146 "	SH		SOLE			" 107,146 "
DU PONT E I DE NEMOURS & CO COM	COM	263534109	" 2,523 "	" 47,700 "	SH		SOLE			" 47,700 "
GENUINE PARTS CO	COM	372460105	" 1,048 "	" 16,695 "	SH		SOLE			" 16,695 "
JOHNSON & JOHNSON COM	COM	478160104	" 9,514 "	" 144,239 "	SH		SOLE			" 144,239 "
KRAFT FOODS INC CL A	COM	50075N104	" 1,959 "	" 51,545 "	SH		SOLE			" 51,545 "
MICROSOFT CORP COM	COM	594918104	" 5,909 "	" 183,205 "	SH		SOLE			" 183,205 "
PEPSICO INC COM	COM	713448108	" 11,216 "	" 169,048 "	SH		SOLE			" 169,048 "
PROCTER & GAMBLE CO COM	COM	742718109	" 8,123 "	" 120,858 "	SH		SOLE			" 120,858 "
SANOFI SPONS ADR ISIN#US80105N1054	ADR	80105N105	" 1,875 "	" 48,395 "	SH		SOLE			" 48,395 "
USG CORP (NEW) COMMON STOCK	COM	903293405	" 1,234 "	" 71,750 "	SH		SOLE			" 71,750 "
VALEANT PHARMACEUTICALS INTL INC CDA COM I	COM	91911K102	" 1,317 "	" 24,609 "	SH		SOLE			" 24,609 "
WAL MART STORES INC COM	COM	931142103	" 2,545 "	" 41,582 "	SH		SOLE			" 41,582 "
WASTE MGMT INC DEL COM	COM	94106L109	" 1,729 "	" 49,450 "	SH		SOLE			" 49,450 "
WELLS FARGO & CO NEW COM	COM	949746101	" 10,699 "	" 313,388 "	SH		SOLE			" 313,388 "
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